Investment Strategy	Apr. 30, 2026
FRANKLIN GROWTH OPPORTUNITIES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that are expected by the investment manager to demonstrate positive future growth. For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have the potential for sustainable long-term sales or earnings growth based on sales and/or earnings growth estimates from third-party and internal sources.

In selecting growth securities, the investment manager targets securities of companies demonstrating growth opportunities such as accelerating growth, increasing profitability, or above-average growth or growth potential as compared with the overall economy. The Fund normally invests predominantly in equity securities, primarily to predominantly common stock.

A portion to a significant amount of the Fund's investments may be in smaller and midsize companies. The Fund, from time to time, may have significant positions in particular sectors, such as information technology (particularly the semi-conductor industry), healthcare, communication services and industrials.

The Fund may make private investments in companies whose securities are not publicly traded (including companies that have not yet issued securities publicly in an initial public offering ("IPO")), often in the form of private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have the potential for sustainable long-term sales or earnings growth
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that are expected by the investment manager to demonstrate positive future growth
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of companies that are expected by the investment manager to demonstrate positive future growth.
FRANKLIN SMALL CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies that are expected by the investment manager to demonstrate positive future growth. The equity securities in which the Fund invests are predominantly common stock. For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have the potential for sustainable long-term sales or earnings growth based on sales and/or earnings growth estimates from third-party and internal sources. Small-cap companies are companies with market capitalizations not exceeding the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 36 months.

In addition to the Fund's main investments, the Fund may invest in equity securities of larger companies. The Fund, from time to time, may have significant positions in particular sectors such as healthcare, information technology (including technology equipment and hardware, technology services, software and internet services), consumer discretionary and industrials.

The Fund may make private investments in companies whose securities are not publicly traded (including companies that have not yet issued securities publicly in an initial public offering ("IPO")), often in the form of private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The equity securities in which the Fund invests are predominantly common stock. For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have the potential for sustainable long-term sales or earnings growth based on sales and/or earnings growth estimates from third-party and internal sources. Small-cap companies are companies with market capitalizations not exceeding the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 36 months.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies that are expected by the investment manager to demonstrate positive future growth
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies that are expected by the investment manager to demonstrate positive future growth.
FRANKLIN SMALL-MID CAP GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies that are expected by the investment manager to demonstrate positive future growth. For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have the potential for sustainable long-term sales or earnings growth based on sales and/or earnings growth estimates from third-party and internal sources. Small-cap companies are companies with market capitalizations not exceeding the highest month-end market capitalization value of any stock in the Russell 2500™ Index for the previous 36 months, and mid-cap companies are companies with market capitalizations not exceeding the highest month-end market capitalization value of any stock in the Russell Midcap Index for the previous 36 months.

Under normal market conditions, the Fund invests predominantly in equity securities, predominantly in common stock.

The Fund, from time to time, may have significant positions in particular sectors information technology (including technology services, semiconductors, technology equipment and hardware), industrials, healthcare and consumer discretionary.

The Fund may make private investments in companies whose securities are not publicly traded (including companies that have not yet issued securities publicly in an initial public offering ("IPO")), often in the form of private placements, which are exempt from registration under the federal securities laws and are only sold to certain investors meeting predefined criteria.

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	For this Fund, growth companies include companies (or securities issued by such companies) that the investment manager believes have
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies that are expected by the investment manager to demonstrate positive future growth
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity securities of small-capitalization (small-cap) and mid-capitalization (mid-cap) companies that are expected by the investment manager to demonstrate positive future growth.
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms. The Fund predominantly invests in equity securities. For the Fund’s investment purposes, a biotechnology company or discovery research firm is one that has at least 50% of its earnings derived from biotechnology activities, or at least 50% of its assets devoted to such activities, based on the company’s most recent fiscal year. Discovery research firms are in the early stages of drug research. Biotechnology activities are research, development, manufacture, and distribution of various biotechnological or biomedical products, services, and processes. This may include companies involved with genomics, genetic engineering, and gene therapy. It also includes companies involved in the application and development of biotechnology in areas such as health care, pharmaceuticals, and agriculture. In addition to its investments in biotechnology companies, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of issuer. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund may invest a substantial portion of its assets in equity securities of smaller capitalization companies, which are generally companies with market capitalizations of less than $2 billion at the time of the Fund’s investment.

The Fund anticipates that, under normal conditions, it will invest more of its assets in U.S. securities than in securities of any other single country. It is currently anticipated that the Fund’s investments in foreign securities will not exceed 20% of its total assets. The Fund may buy foreign securities that are traded in the U.S. or in foreign markets, as well as American, European, and Global Depositary Receipts.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. Also, in seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings growth and cash flow growth or the potential to generate income.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund predominantly invests in equity securities. For the Fund’s investment purposes, a biotechnology company or discovery research firm is one that has at least 50% of its earnings derived from biotechnology activities, or at least 50% of its assets devoted to such activities, based on the company’s most recent fiscal year. Discovery research firms are in the early stages of drug research. Biotechnology activities are research, development, manufacture, and distribution of various biotechnological or biomedical products, services, and processes. This may include companies involved with genomics, genetic engineering, and gene therapy. It also includes companies involved in the application and development of biotechnology in areas such as health care, pharmaceuticals, and agriculture. In addition to its investments in biotechnology companies, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of issuer. The Fund is a "non-diversified" fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of biotechnology companies and discovery research firms.
FRANKLIN NATURAL RESOURCES FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector. The Fund predominantly invests in equity securities. For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, energy transition, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy and environmental services. In addition to its investments in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of issuer.

The Fund may invest a significant portion of its assets in smaller capitalization companies, which are generally companies with market capitalizations of less than $2 billion at the time of the Fund’s investment. The Fund anticipates that, under normal conditions, it will invest more of its assets in U.S. securities than in securities of any other single country. The Fund may also buy American Depositary Receipts.

The Fund also may attempt, from time to time, to hedge (protect) against market risk or to generate income for the Fund by buying and selling put and call options on equity securities and equity security indices. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

The investment manager is a research driven, fundamental investor, pursuing a growth strategy. As a "bottom-up" investor focusing primarily on individual securities, the investment manager seeks companies that have identifiable drivers of future earnings growth and that present, in the investment manager's opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. Also, in seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings growth and cash flow growth or the potential to generate income.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund predominantly invests in equity securities. For the Fund’s investment purposes, the natural resources sector includes companies that own, produce, refine, process, transport and market natural resources and companies that provide related services. The sector includes, for example, the following industries: integrated oil, oil and gas exploration and production, gold and other precious metals, steel and iron ore production, energy services and technology, energy transition, base metal production, forest products, farming products, paper products, chemicals, building materials, coal, alternative energy and environmental services. In addition to its investments in companies in the natural resources sector, the Fund may also invest up to 20% of its net assets in equity or debt securities of any type of issuer.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in the equity and debt securities of companies in the natural resources sector.
FRANKLIN CORE PLUS BOND FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds.

The Fund may invest in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations) and mortgage-backed securities and other asset-backed securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.

The Fund follows a core plus strategy, which means it invests primarily in investment-grade securities, but also may invest up to 20% of its assets in below investment grade securities to potentially increase returns. The below-investment grade debt securities in which the Fund invests are generally rated at least Caa by Moody's Ratings (Moody's) or CCC by S&P Global Ratings (S&P) or are unrated securities the Fund's investment manager determines are of comparable quality.

The Fund targets an estimated average portfolio duration, under normal market conditions, of within one and a half years of the average portfolio duration of the Fund’s benchmark, the Bloomberg US Aggregate Index. As of July 31, 2026, the average portfolio duration of the Bloomberg US Aggregate Index was 5.9 years.

The Fund may invest in many different securities issued or guaranteed by the U.S. government or by non-U.S. governments, or their respective agencies or instrumentalities, including mortgage-backed securities and inflation-indexed securities issued by the U.S. Treasury. Mortgage-backed securities represent an interest in a pool of mortgage loans made by banks and other financial institutions to finance purchases of homes, commercial buildings and other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors.

As the underlying mortgage loans are paid off, investors receive principal and interest payments. These securities may be fixed-rate or adjustable-rate mortgage-backed securities (ARMS). The Fund may purchase or sell mortgage-backed securities on a delayed delivery or forward commitment basis through the "to-be-announced" (TBA) market. With TBA transactions, the particular securities to be delivered must meet specified terms and standards. The Fund may also invest in collateralized mortgage obligations (CMOs) and a small portion of its assets directly in mortgage loans.

For purposes of pursuing its investment goals, the Fund regularly enters into various currency-related transactions involving derivative instruments, including currency and cross currency forwards, currency swaps, currency and currency index futures contracts and currency options. The Fund regularly enters into interest rate and credit-related transactions involving derivative instruments, including interest rate, fixed income total return and credit default swaps and interest rate and/ or bond futures contracts. The use of these derivative transactions may allow the Fund to obtain net long or net short exposures to selected currencies, interest rates, countries, durations or credit risks. These derivative instruments may also be used for hedging purposes, to enhance Fund returns or to obtain exposure to various market sectors. The Fund’s investments in derivative instruments and other investments that provide exposure to the investment focus indicated in the Fund’s 80% policy, or that provide exposure to one or more market risk factors associated with the investment focus indicated in the Fund’s name, are included in the Fund’s 80% basket.

The Fund may invest a significant portion of its assets in complex fixed income securities, such as collateralized debt obligations (CDOs), which are generally a type of asset-backed securities. The Fund's investments in CDOs may include investments in collateralized loan obligations (CLOs), which are a type of CDO.

The Fund's investment manager is a research driven, fundamental investor that relies on a team of analysts to provide in-depth industry expertise and uses both qualitative and quantitative analysis to evaluate issuers. The Fund uses an active asset allocation strategy to try to achieve its investment goals. The investment manager uses a "top-down" analysis of macroeconomic trends combined with a "bottom-up" fundamental analysis of market sectors, industries, and issuers to try to take advantage of varying sector reactions to economic events.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in U.S. and foreign debt securities, including those in emerging markets. Debt securities include all varieties of fixed, variable and floating rate income securities, including bonds, U.S. and foreign government and agency securities, corporate loans (and loan participations) and mortgage-backed securities and other asset-backed securities. The Fund shifts its investments among various classes of debt securities and at any given time may have a substantial amount of its assets invested in any class of debt security.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds
Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, including derivative instruments or other investments that have economic characteristics similar to bonds.